CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (UNAUDITED) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2020	$ 131,918	$ 49,702,986		$ (47,063,143)	$ 2,771,761
Beginning balance, shares at Jun. 30, 2020	13,191,789
Stock-based compensation		71,146			71,146
Net income				793	793
Ending balance, value at Sep. 30, 2020	$ 131,918	49,774,132		(47,062,350)	2,843,700
Ending balance, shares at Sep. 30, 2020	13,191,789
Beginning balance, value at Jun. 30, 2021	$ 132,825	50,464,280		(47,165,978)	3,431,127
Beginning balance, shares at Jun. 30, 2021	13,282,476
Stock-based compensation		160,071			160,071
Proceeds from private placement of common stock subscribed, net of estimated issuance costs of $10,000		(10,000)	1,030,000		1,020,000
Net income				(576,801)	(576,801)
Ending balance, value at Sep. 30, 2021	$ 132,825	$ 50,614,351	$ 1,030,000	$ (47,742,779)	$ 4,034,397
Ending balance, shares at Sep. 30, 2021	13,282,476